May 2, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	EquiTrust Life Variable Account (File No. 333-45813)

Gentlemen:

On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent post-effective amendment filed with the Securities and Exchange Commission on April 28, 2000.

Please contact the undersigned at 515-226-6028 if you have any questions about this filing.

Sincerely,

/s/ Kristi Rojohn

Kristi Rojohn